UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2013

Semi-Annual Repor t

Legg Mason

Lifestyle Series

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Lifestyle Series

Legg Mason Lifestyle Series (“Lifestyle Series”) consists of four separate investment funds (the “Funds”), each with its own investment objective and policies. Each Fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Lifestyle Series for the six-month reporting period ended July 31, 2013. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Funds, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Funds and other funds in the Legg Mason complex. On behalf of all our shareholders and the Funds’ Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Funds. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 30, 2013

II	Legg Mason Lifestyle Series

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended July 31, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s second reading for second quarter 2013 GDP growth, released after the reporting period ended, was 2.5%. This increase was partially driven by increases in exports and non-residential fixed investment, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.7%. Unemployment then fell to 7.6% in March and 7.5% in April. It then edged up to 7.6% in May and was unchanged in June. However, unemployment then declined to 7.4% in July, its lowest level since December 2008. In addition, the percentage of longer-term unemployed has also declined, as roughly 37% of the 11.5 million Americans looking for work in July 2013 have been out of work for more than six months, versus 38.1% in January 2013.

Meanwhile, the housing market continued to show signs of strength, as sales generally improved and home prices moved higher. According to the National Association of Realtors (“NAR”), existing-home sales rose 6.5% on a seasonally adjusted basis in July 2013 versus the previous month and were 17.2% higher than in

July 2012. In addition, the NAR reported that the median existing-home price for all housing types was $213,500 in July 2013, up 13.7% from July 2012. This marked the seventeenth consecutive month that home prices rose compared to the same period a year earlier. The inventory of homes available for sale in July 2013 was unchanged versus the previous month at a 5.1 month supply at the current sales pace and was 5% lower than in July 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first three months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory, as the PMI increased to 50.9 in June and 55.4 in July, the latter being the best reading since April 2011.

Growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2013 World Economic Outlook, the International Monetary Fund (“IMF”) stated that “Global growth is projected to remain subdued at slightly above three percent in 2013, the same as in 2012. This is less than forecasted in the April 2013 World Economic Outlook.” From a regional perspective, the IMF anticipates 2013 growth will be -0.6% in the Eurozone. Growth in emerging market countries is expected to remain higher than in their developed country counterparts, and the IMF projects that emerging market growth will increase from 4.9% in 2012 to 5.0% in 2013. In particular, China’s economy is expected to grow 7.8% in 2013, the same as in 2012. Elsewhere, the IMF projects that growth in India will increase from 3.2% in 2012 to 5.6% in 2013.

Legg Mason Lifestyle Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market did not rebound as sharply. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on July 31, 2013, the Fed did not institute any policy changes and left its $85 billion a month asset purchase program intact.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v lowered interest rates from 1.00% to 0.75% prior to the beginning of the period, at the time a record low. In September 2012, the ECB introduced its Outright Monetary Transactions (“OMT”) program. With the OMT, the ECB can purchase an unlimited amount of bonds that are issued by troubled Eurozone countries, provided the countries formally ask to participate in the program and agree to certain conditions. In May 2013, the ECB cut rates to a new record low of 0.50%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. In January 2013, the Bank of Japan announced that it would raise its target for annual inflation from 1% to 2%, and the Japanese government introduced a ¥10.3 trillion ($116 billion) stimulus package to support its economy. Elsewhere, the Reserve Bank of India lowered interest rates three times during the reporting period to 7.25%, whereas the People’s Bank of China kept rates on hold at 6.0%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite periods of volatility and several “flights to quality,” the U.S. stock market generated strong results during the reporting period. In early 2013, there were concerns about the “fiscal cliff” and its potential impact on the economy. While this and other macro issues, including the European sovereign debt crisis and uncertainties surrounding the impact of sequestration, weighed on investor sentiment at times, the market posted positive results during the first four months of the reporting period. The market then experienced a modest setback in June 2013, due to concerns related to the tapering of the Fed’s asset purchase program. However, the market then rallied sharply in July as investor risk appetite returned. All told, for the six months ended July 31, 2013, the S&P 500 Indexvi gained 13.73%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns during the six months ended July 31, 2013, with the Russell 2000 Indexvii gaining 16.66%. In contrast, large-cap stocks, as measured by the Russell 1000 Indexviii, returned 13.83% and the Russell Midcap Indexix returned 14.32%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 13.33% and 14.72%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxii posted a positive return but underperformed the S&P 500 Index during the six months ended July 31, 2013, gaining 4.11%. Emerging market equities, in contrast, produced very weak results, as the MSCI Emerging Markets Indexxiii fell 9.87%. Emerging market equities performed poorly given weakening global growth, concerns regarding China’s ability to orchestrate a “soft landing “for its economy, generally falling commodity prices and rising U.S. interest rates.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2013?

A. Both short- and long-term Treasury yields moved sharply higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.27%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.43% on June 25, 2013, before ending the period at 0.31%. The yield on the ten-year Treasury began the period at 2.02%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.73% on July 5, 2013, before edging down to 2.60% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector demand was often solid during the first three months of the period as investors looked to generate incremental

IV	Legg Mason Lifestyle Series

yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. “fiscal cliff” and sequestration. The spread sectors then weakened over the next two months of the period amid sharply rising interest rates given the Fed’s indications that it may begin tapering its asset purchase program sooner than previously anticipated. However, most spread sectors rallied in July 2013 amid improving investor demand. All told, the majority of spread sectors generated negative absolute returns and performed largely in line with equal-durationxiv Treasuries during the reporting period. For the six months ended July 31, 2013, the Barclays U.S. Aggregate Indexxv fell 1.62%.

Q. How did the high-yield market perform over the six months ended July 31, 2013?

A. The U.S. high-yield bond market was one of the few spread sectors to generate a positive return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxvi, posted positive returns during the first three months of the period. Risk appetite was often solid during that time as investors were drawn to higher yielding securities. However, the high-yield market declined in May and June, before rallying sharply in July. All told, the high-yield market gained 1.97% for the six months ended July 31, 2013.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The asset class generated poor results during the six months ended July 31, 2013. The asset class fell during four of the six months of the reporting period. These results were triggered by a number of factors, including concerns over moderating global growth, fears of a “hard landing” for China’s economy, generally weaker commodity prices and sharply rising U.S. interest rates. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvii fell 6.02% over the six months ended July 31, 2013.

Legg Mason Lifestyle Series	V

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 85%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 85% seeks capital appreciation by seeking to maintain a target allocation of 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Lifestyle Allocation 85%, excluding sales charges, returned 9.50%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxviii and the Lifestyle Allocation 85% Composite Benchmarkxix, returned -1.62%, 14.05% and 10.22%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 6.92% over the same timeframe.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 85%:
Class A	9.50%
Class B3	9.09%
Class C	9.25%
Class I	9.77%
Barclays U.S. Aggregate Index	-1.62%
Russell 3000 Index	14.05%
Lifestyle Allocation 85% Composite Benchmark	10.22%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	6.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.51%, 2.37%, 2.06% and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 85%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 573 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VI	Legg Mason Lifestyle Series

Legg Mason Lifestyle Allocation 70%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 70% seeks long-term growth of capital by seeking to maintain a target allocation of 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Lifestyle Allocation 70%, excluding sales charges, returned 7.90%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxx, returned -1.62%, 14.05% and 8.20%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 6.92% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 70%:
Class A	7.90%
Class B3	7.39%
Class C	7.51%
Class I	7.94%
Barclays U.S. Aggregate Index	-1.62%
Russell 3000 Index	14.05%
Lifestyle Allocation 70% Composite Benchmark	8.20%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	6.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.38%, 2.30%, 2.00% and 1.14%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 70%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment ranges of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 573 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	VII

Investment commentary (cont’d)

Legg Mason Lifestyle Allocation 50%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 50% seeks a balance of growth of capital and income by seeking to maintain a target allocation of 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Lifestyle Allocation 50%, excluding sales charges, returned 5.17%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 50% Composite Benchmarkxxi, returned -1.62%, 13.83% and 5.55%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 4.77% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 50%:
Class A	5.17%
Class B3	4.66%
Class C	4.79%
Barclays U.S. Aggregate Index	-1.62%
Russell 1000 Index	13.83%
Lifestyle Allocation 50% Composite Benchmark	5.55%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[2]	4.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class B and Class C shares were 1.26%, 2.19% and 1.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 50%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 526 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Lifestyle Series

Legg Mason Lifestyle Allocation 30%

Target Asset Allocation1

Legg Mason Lifestyle Allocation 30% seeks income as a primary objective and long-term growth of capital as a secondary objective by seeking to maintain a target allocation of 30% of its assets in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Lifestyle Allocation 30%, excluding sales charges, returned 2.17%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 30% Composite Benchmarkxxii, returned -1.62%, 13.83% and 2.85%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average2 returned 1.63% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Lifestyle Allocation 30%:
Class A	2.17%
Class B3	1.84%
Class C	1.86%
Class C1♦	1.91%
Class I	2.32%
Barclays U.S. Aggregate Index	-1.62%
Russell 1000 Index	13.83%
Lifestyle Allocation 30% Composite Benchmark	2.85%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[2]	1.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class B, Class C, Class C1 and Class I shares were 1.19%, 1.86%, 1.87%, 1.75% and 0.99%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 30%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 356 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

♦

Effective August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Lifestyle Series	IX

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 30, 2013

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Lifestyle Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

X	Legg Mason Lifestyle Series

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

ix

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.
xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xvi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xviii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xix

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xx

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxi

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxii

The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index and 10% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

Legg Mason Lifestyle Series	XI

(This page intentionally left blank.)

Funds at a glance (unaudited)

Legg Mason Lifestyle Allocation 85% Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
11.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
11.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
10.4 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
9.9 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
9.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
7.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
6.3 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology
5.3 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Health Care Industrials
4.2 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
3.7 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Mortgage-Backed Securities Consumer Discretionary
2.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

Legg Mason Lifestyle Series 2013 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 70% Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.7 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
10.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
10.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
10.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Stalpes
9.6 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Mortgage-Backed Securities Consumer Discretionary
9.4 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.0 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
6.5 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology
5.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
5.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
5.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
4.8 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Health Care Industrials
3.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

2	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 50% Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
26.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset -Backed Securities
12.6 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Mortgage-Backed Securities Consumer Discretionary
7.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
7.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Stalpes
7.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
6.7 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
5.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
4.3 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
4.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
4.0 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
4.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
3.8 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Health Care Industrials

Legg Mason Lifestyle Series 2013 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

Legg Mason Lifestyle Allocation 30% Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
41.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
14.7 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Mortgage-Backed Securities Consumer Discretionary
9.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
6.8 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology
4.6 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
4.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
4.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Stalpes
3.9 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Financials Consumer Discretionary Information Technology Health Care Industrials
3.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
3.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials

4	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 85%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 85%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	9.50%	$1,000.00	$1,095.00	0.62%	$3.22	Class A	5.00%	$1,000.00	$1,021.72	0.62%	$3.11
Class B	9.09	1,000.00	1,090.90	1.52	7.88	Class B	5.00	1,000.00	1,017.26	1.52	7.60
Class C	9.25	1,000.00	1,092.50	1.25	6.49	Class C	5.00	1,000.00	1,018.60	1.25	6.26
Class I	9.77	1,000.00	1,097.70	0.26	1.35	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 70%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 70%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	7.90%	$1,000.00	$1,079.00	0.55%	$2.84	Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class B	7.39	1,000.00	1,073.90	1.49	7.66	Class B	5.00	1,000.00	1,017.41	1.49	7.45
Class C	7.51	1,000.00	1,075.10	1.23	6.33	Class C	5.00	1,000.00	1,018.70	1.23	6.16
Class I	7.94	1,000.00	1,079.40	0.35	1.80	Class I	5.00	1,000.00	1,023.06	0.35	1.76

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 50%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 50%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.17%	$1,000.00	$1,051.70	0.52%	$2.65	Class A	5.00%	$1,000.00	$1,022.22	0.52%	$2.61
Class B	4.66	1,000.00	1,046.60	1.47	7.46	Class B	5.00	1,000.00	1,017.50	1.47	7.35
Class C	4.79	1,000.00	1,047.90	1.25	6.35	Class C	5.00	1,000.00	1,018.60	1.25	6.26

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	7

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Lifestyle Allocation 30%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Lifestyle Allocation 30%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	2.17%	$1,000.00	$1,021.70	0.55%	$2.76	Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class B	1.84	1,000.00	1,018.40	1.25	6.26	Class B	5.00	1,000.00	1,018.60	1.25	6.26
Class C	1.86	1,000.00	1,018.60	1.30	6.51	Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class C1	1.91	1,000.00	1,019.10	1.12	5.61	Class C1	5.00	1,000.00	1,019.24	1.12	5.61
Class I	2.32	1,000.00	1,023.20	0.37	1.86	Class I	5.00	1,000.00	1,022.96	0.37	1.86

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 (formerly Class C) shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2013

Legg Mason Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			4,775,869	$64,760,783
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			4,306,354	78,978,523
Legg Mason Strategic Real Return Fund, Class IS Shares			3,142,728	44,061,042
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			417,945	73,386,955	*
ClearBridge Appreciation Fund, Class IS Shares			4,213,538	77,866,188
ClearBridge International All Cap Opportunity Fund, Class IS Shares			6,978,250	69,712,721
ClearBridge Mid Cap Core Fund, Class IS Shares			1,211,232	37,221,169
ClearBridge Small Cap Growth Fund, Class IS Shares			1,979,621	52,974,666	*
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			5,470,229	78,716,593
The Royce Fund — Royce Value Fund, Institutional Class Shares			3,865,682	50,447,155
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			2,648,894	29,773,566
Western Asset High Yield Fund, Class IS Shares			2,215,240	19,937,160
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,499,529	26,320,035
Total Investments in Underlying Funds before Short-Term Investments (Cost — $499,050,457)				704,156,556

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity — $1,536,002; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value — $1,566,720) (Cost — $1,536,000)	0.050%	8/1/13	$1,536,000	1,536,000
Total Investments — 100.1% (Cost — $500,586,457#)				705,692,556
Liabilities in Excess of Other Assets — (0.1)%				(960,407)
Total Net Assets — 100.0%				$704,732,149

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

July 31, 2013

Legg Mason Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,055,432	$27,871,653
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			2,662,126	48,823,389
Legg Mason Strategic Real Return Fund, Class IS Shares			2,203,186	30,888,661
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			254,217	44,637,955	*
ClearBridge Appreciation Fund, Class IS Shares			2,613,457	48,296,684
ClearBridge International All Cap Opportunity Fund, Class IS Shares			3,319,678	33,163,586
ClearBridge Mid Cap Core Fund, Class IS Shares			740,423	22,753,192
ClearBridge Small Cap Growth Fund, Class IS Shares			953,113	25,505,316	*
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			3,379,846	48,635,982
The Royce Fund — Royce Value Fund, Institutional Class Shares			1,882,248	24,563,339
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			4,918,010	55,278,435
Western Asset High Yield Fund, Class IS Shares			2,019,833	18,178,501
Western Asset Total Return Unconstrained Fund, Class IS Shares			4,307,937	45,362,576
Total Investments in Underlying Funds before Short-Term Investments (Cost — $343,995,526)				473,959,269

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.3%
Repurchase Agreements — 0.3%
Interest in $251,705,000 joint tri-party repurchase agreement dated 7/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity — $1,107,002; (Fully collateralized by various U.S. government obligations, 1.375% to 2.125% due 11/30/14 to 11/30/15; Market value — $1,129,140) (Cost — $1,107,000)	0.080%	8/1/13	$1,107,000	1,107,000
Total Investments — 100.2% (Cost — $345,102,526#)				475,066,269
Liabilities in Excess of Other Assets — (0.2)%				(739,751)
Total Net Assets — 100.0%				$474,326,518

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds† — 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			856,717	$11,617,084
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			1,156,651	21,212,987
Legg Mason Strategic Real Return Fund, Class IS Shares			1,386,902	19,444,368
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			105,285	18,486,950	*
ClearBridge Appreciation Fund, Class IS Shares			1,143,457	21,131,089
ClearBridge International All Cap Opportunity Fund, Class IS Shares			1,179,600	11,784,200
ClearBridge Mid Cap Core Fund, Class IS Shares			357,754	10,993,789
ClearBridge Small Cap Growth Fund, Class IS Shares			473,593	12,673,336	*
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,468,112	21,126,131
The Royce Fund — Royce Value Fund, Institutional Class Shares			943,718	12,315,518
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			6,801,580	76,449,764
Western Asset High Yield Fund, Class IS Shares			1,894,079	17,046,711
Western Asset Total Return Unconstrained Fund, Class IS Shares			3,471,412	36,553,964
Total Investments in Underlying Funds before Short-Term Investments (Cost — $224,946,869)				290,835,891

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $251,705,000 joint tri-party repurchase agreement dated 7/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity — $623,001; (Fully collateralized by various U.S. government obligations, 1.375% to 2.125% due 11/30/14 to 11/30/15; Market value — $635,460) (Cost — $623,000)	0.080%	8/1/13	$623,000	623,000
Total Investments — 100.0% (Cost — $225,569,869#)				291,458,891
Liabilities in Excess of Other Assets — 0.0%				(36,334)
Total Net Assets — 100.0%				$291,422,557

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

July 31, 2013

Legg Mason Lifestyle Allocation 30%

Description			Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares			488,537	$6,624,558
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			336,587	6,173,014
Legg Mason Strategic Real Return Fund, Class IS Shares			711,315	9,972,636
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			26,860	4,716,297	*
ClearBridge Appreciation Fund, Class IS Shares			330,213	6,102,333
ClearBridge Mid Cap Core Fund, Class IS Shares			182,883	5,619,985
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			427,554	6,152,501
The Royce Fund — Royce Value Fund, Institutional Class Shares			420,048	5,481,626
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			5,358,652	60,231,248
Western Asset High Yield Fund, Class IS Shares			1,455,218	13,096,958
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,037,804	21,458,071
Total Investments in Underlying Funds before Short-Term Investments (Cost — $119,782,710)				145,629,227

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $251,705,000 joint tri-party repurchase agreement dated 7/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity — $246,001; (Fully collateralized by various U.S. government obligations, 1.375% to 2.125% due 11/30/14 to 11/30/15; Market value — $250,920) (Cost — $246,000)	0.080%	8/1/13	$246,000	246,000
Total Investments — 100.1% (Cost — $120,028,710#)				145,875,227
Liabilities in Excess of Other Assets — (0.1)%				(198,480)
Total Net Assets — 100.0%				$145,676,747

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Statements of assets and liabilities (unaudited)

For the Six Months Ended July 31, 2013

	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Assets:
Investments, at cost	$500,586,457	$345,102,526
Investments, at value	705,692,556	475,066,269
Cash	453	411
Receivable for Fund shares sold	291,353	91,037
Prepaid expenses	37,728	34,994
Total Assets	706,022,090	475,192,711

Liabilities:
Payable for Fund shares repurchased	367,289	316,501
Service and/or distribution fees payable	207,300	139,276
Accrued expenses	715,352	410,416
Total Liabilities	1,289,941	866,193
Total Net Assets	$704,732,149	$474,326,518

Net Assets:
Par value (Note 7)	$438	$306
Paid-in capital in excess of par value	571,375,643	416,586,648
(Overdistributed)/undistributed net investment income	(1,370,035)	195,751
Accumulated net realized loss on Underlying Funds	(70,379,996)	(72,419,930)
Net unrealized appreciation on Underlying Funds	205,106,099	129,963,743
Total Net Assets	$704,732,149	$474,326,518

Shares Outstanding:
Class A	37,691,053	26,526,968
Class B	4,970,595	2,678,417
Class C	1,119,733	1,288,086
Class I	51,279	63,178

Net Asset Value:
Class A (and redemption price)	$16.20	$15.50
Class B*	$15.27	$15.71
Class C*	$15.46	$15.70
Class I (and redemption price)	$16.19	$15.42
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$17.19	$16.45

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	13

Statements of assets and liabilities (unaudited) (cont’d)

For the Six Months Ended July 31, 2013

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%

Assets:
Investments, at cost	$225,569,869	$120,028,710
Investments, at value	291,458,891	145,875,227
Cash	601	629
Receivable for Fund shares sold	491,898	85,485
Prepaid expenses	32,401	43,226
Total Assets	291,983,791	146,004,567

Liabilities:
Payable for Fund shares repurchased	249,806	180,391
Service and/or distribution fees payable	85,482	37,640
Accrued expenses	225,946	109,789
Total Liabilities	561,234	327,820
Total Net Assets	$291,422,557	$145,676,747

Net Assets:
Par value (Note 7)	$210	$115
Paid-in capital in excess of par value	260,749,957	140,741,209
(Overdistributed)/undistributed net investment income	288,317	229,827
Accumulated net realized loss on Underlying Funds	(35,504,949)	(21,140,921)
Net unrealized appreciation on Underlying Funds	65,889,022	25,846,517
Total Net Assets	$291,422,557	$145,676,747

Shares Outstanding:
Class A	18,360,296	10,216,922
Class B	1,658,392	770,479
Class C	998,413	88,066
Class C1	—	367,988
Class I	—	11,926

Net Asset Value:
Class A (and redemption price)	$13.81	$12.69
Class B*	$14.21	$12.93
Class C*	$14.25	$12.65
Class C1*	—	$12.91
Class I (and redemption price)	—	$12.69
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$14.65	$13.25

*

Redemption price per share is NAV of Class B, Class C and Class C1 (formerly Class C) shares reduced by a 5.00%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2013

	Legg Mason Lifestyle Allocation 85%	Legg Mason Lifestyle Allocation 70%

Investment Income:
Income distributions from Underlying Funds	$1,473,791	$1,903,799
Interest	736	528
Total Investment Income	1,474,527	1,904,327

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,193,130	806,850
Transfer agent fees (Note 5)	1,126,953	595,165
Shareholder reports	51,013	32,318
Registration fees	32,680	29,567
Trustees’ fees	25,171	17,348
Audit and tax	15,937	15,173
Fund accounting fees	13,337	13,337
Legal fees	10,760	12,873
Insurance	7,003	5,082
Custody fees	244	263
Miscellaneous expenses	3,765	3,134
Total Expenses	2,479,993	1,531,110
Net Investment Income (Loss)	(1,005,466)	373,217

Realized and Unrealized Gain (Loss) on Underlying Funds and Capital Gain Distributions From Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of Underlying Funds	2,901,068	4,290,373
Capital gain distributions from Underlying Funds	11,526	7,049
Net Realized Gain	2,912,594	4,297,422
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	60,054,942	30,260,597
Net Gain on Underlying Funds and Capital Gain Distribution from Underlying Funds	62,967,536	34,558,019
Increase in Net Assets From Operations	$61,962,070	$34,931,236

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	15

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2013

	Legg Mason Lifestyle Allocation 50%	Legg Mason Lifestyle Allocation 30%

Investment Income:
Income distributions from Underlying Funds	$2,087,623	$1,574,496
Interest	306	105
Total Investment Income	2,087,929	1,574,601

Expenses:
Service and/or distribution fees (Notes 2 and 5)	502,251	222,932
Transfer agent fees (Note 5)	300,575	130,523
Shareholder reports	24,314	11,872
Registration fees	29,200	39,384
Trustees’ fees	10,902	5,651
Audit and tax	14,494	13,948
Fund accounting fees	13,861	7,246
Legal fees	13,763	16,443
Insurance	3,530	1,995
Custody fees	235	69
Miscellaneous expenses	3,017	3,416
Total Expenses	916,142	453,479
Net Investment Income	1,171,787	1,121,122

Realized and Unrealized Gain (Loss) on Underlying Funds And Capital Gain Distributions From Underlying Funds (Notes 1 And 3):
Net Realized Gain From:
Sale of Underlying Funds	2,890,423	966,652
Capital gain distributions from Underlying Funds	3,406	1,742
Net Realized Gain	2,893,829	968,394
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	10,442,209	1,122,225
Net Gain on Underlying Funds and Capital Gain Distribution from Underlying Funds	13,336,038	2,090,619
Increase in Net Assets From Operations	$14,507,825	$3,211,741

See Notes to Financial Statements.

16	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Statements of changes in net assets

Legg Mason Lifestyle Allocation 85%

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 2013	January 2013

Operations:
Net investment income (loss)	$(1,005,466)	$5,813,054
Net realized gain	2,912,594	3,011,162
Change in net unrealized appreciation (depreciation)	60,054,942	79,218,607
Increase in Net Assets From Operations	61,962,070	88,042,823

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(650,067)	(7,126,126)
Decrease in Net Assets From Distributions to Shareholders	(650,067)	(7,126,126)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,985,998	52,637,492
Reinvestment of distributions	647,967	7,101,624
Cost of shares repurchased	(50,222,211)	(113,499,403)
Decrease in Net Assets From Fund Share Transactions	(21,588,246)	(53,760,287)
Increase in Net Assets	39,723,757	27,156,410

Net Assets:
Beginning of period	665,008,392	637,851,982
End of period*	$704,732,149	$665,008,392
* Includes (overdistributed)/undistributed net investment income, respectively, of:	$(1,370,035)	$285,498

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	17

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 70%

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 2013	January 2013

Operations:
Net investment income	$373,217	$5,461,275
Net realized gain	4,297,422	2,882,761
Change in net unrealized appreciation (depreciation)	30,260,597	47,991,382
Increase in Net Assets From Operations	34,931,236	56,335,418

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(750,036)	(6,398,376)
Decrease in Net Assets From Distributions to Shareholders	(750,036)	(6,398,376)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	20,702,259	37,084,932
Reinvestment of distributions	746,990	6,375,403
Cost of shares repurchased	(36,501,004)	(85,918,256)
Decrease in Net Assets From Fund Share Transactions	(15,051,755)	(42,457,921)
Increase in Net Assets	19,129,445	7,479,121

Net Assets:
Beginning of period	455,197,073	447,717,952
End of period*	$474,326,518	$455,197,073
* Includes undistributed net investment income of:	$195,751	$572,570

See Notes to Financial Statements.

18	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 50%

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 2013	January 2013

Operations:
Net investment income	$1,171,787	$4,748,878
Net realized gain	2,893,829	4,611,741
Change in net unrealized appreciation (depreciation)	10,442,209	21,262,214
Increase in Net Assets From Operations	14,507,825	30,622,833

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,000,177)	(4,393,272)
Decrease in Net Assets From Distributions to Shareholders	(2,000,177)	(4,393,272)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	19,650,541	34,594,034
Reinvestment of distributions	1,986,712	4,365,650
Cost of shares repurchased	(28,442,097)	(61,599,238)
Decrease in Net Assets From Fund Share Transactions	(6,804,844)	(22,639,554)
Increase in Net Assets	5,702,804	3,590,007

Net Assets:
Beginning of period	285,719,753	282,129,746
End of period*	$291,422,557	$285,719,753
* Includes undistributed net investment income of:	$288,317	$1,116,707

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

Legg Mason Lifestyle Allocation 30%

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 2013	January 2013

Operations:
Net investment income	$1,121,122	$3,345,015
Net realized gain	968,394	1,863,850
Change in net unrealized appreciation	1,122,225	7,809,127
Increase in Net Assets From Operations	3,211,741	13,017,992

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,218,998)	(3,320,172)
Decrease in Net Assets From Distributions to Shareholders	(1,218,998)	(3,320,172)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,438,277	24,099,549
Reinvestment of distributions	1,213,989	3,305,331
Cost of shares repurchased	(15,445,510)	(35,527,419)
Decrease in Net Assets From Fund Share Transactions	(3,793,244)	(8,122,539)
Increase (Decrease) in Net Assets	(1,800,501)	1,575,281

Net Assets:
Beginning of period	147,477,248	145,901,967
End of period*	$145,676,747	$147,477,248
* Includes undistributed net investment income of:	$229,827	$327,703

See Notes to Financial Statements.

20	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Financial highlights

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011	2010		2009

Net asset value, beginning of period	$14.81	$13.06	$13.20	$11.02	$8.26		$15.00

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.14	0.14 [3]	0.12 [3]	0.17	[3]	0.20	[3]
Net realized and unrealized gain (loss)	1.42	1.78	(0.15)	2.19	2.77		(5.57)
Total income (loss) from operations	1.41	1.92	(0.01)	2.31	2.94		(5.37)

Less distributions from:
Net investment income	(0.02)	(0.17)	(0.13)	(0.13)	(0.18)		(0.18)
Net realized gains	—	—	—	—	—		(1.19)
Total distributions	(0.02)	(0.17)	(0.13)	(0.13)	(0.18)		(1.37)

Net asset value, end of period	$16.20	$14.81	$13.06	$13.20	$11.02		$8.26
Total return[4]	9.50%	14.81%	(0.04)%	20.97%[5]	35.53%		(37.58)%

Net assets, end of period (000s)	$610,698	$570,110	$535,123	$495,922	$424,907		$317,256

Ratios to average net assets:
Gross expenses[6]	0.62%[7]	0.69%	0.68%	0.73%	0.79%		0.79%
Net expenses[6,8,9]	0.62 [7]	0.69	0.68	0.73	0.77	[10]	0.73	[10]
Net investment income (loss)	(0.18) [7]	1.04	1.07 [3]	1.02 [3]	1.66	[3]	1.64	[3]

Portfolio turnover rate	3%	11%	36%	14%	15%		41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 20.79%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	21

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2013[2]		2013	2012		2011		2010		2009

Net asset value, beginning of period	$14.00		$12.36	$12.50		$10.44		$7.83		$14.32

Income (loss) from operations:
Net investment income (loss)	(0.08)		0.01	0.02	[3]	0.02	[3]	0.08	[3]	0.09	[3]
Net realized and unrealized gain (loss)	1.35		1.69	(0.13)		2.07		2.62		(5.28)
Proceeds from settlement of a regulatory matter	—		—	—		0.03		—		—
Total income (loss) from operations	1.27		1.70	(0.11)		2.12		2.70		(5.19)

Less distributions from:
Net investment income	(0.00)	[4]	(0.06)	(0.03)		(0.06)		(0.09)		(0.11)
Net realized gains	—		—	—		—		—		(1.19)
Total distributions	(0.00)	[4]	(0.06)	(0.03)		(0.06)		(0.09)		(1.30)

Net asset value, end of period	$15.27		$14.00	$12.36		$12.50		$10.44		$7.83
Total return[5]	9.09%		13.80%	(0.88)%		20.29%[6]		34.45%		(38.07)%

Net assets, end of period (000s)	$75,898		$78,066	$86,735		$88,768		$84,327		$70,232

Ratios to average net assets:
Gross expenses[7]	1.52%[8]		1.55%	1.59%		1.59%		1.62%		1.63%
Net expenses[7,9,10]	1.52	[8]	1.55 [11]	1.52	[11]	1.55	[11]	1.51	[11]	1.52	[11]
Net investment income (loss)	(1.08)	[8]	0.10	0.17	[3]	0.16	[3]	0.87	[3]	0.79	[3]

Portfolio turnover rate	3%		11%	36%		14%		15%		41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 19.81%. Class B received $226,269 related to the regulatory matter.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.16	$12.50	$12.64	$10.55	$7.92	$14.46

Income (loss) from operations:
Net investment income (loss)	(0.06)	0.06	0.06 [3]	0.05 [3]	0.11 [3]	0.13 [3]
Net realized and unrealized gain (loss)	1.37	1.71	(0.14)	2.10	2.65	(5.34)
Proceeds from settlement of a regulatory matter	—	—	—	0.06	—	—
Total income (loss) from operations	1.31	1.77	(0.08)	2.21	2.76	(5.21)

Less distributions from:
Net investment income	(0.01)	(0.11)	(0.06)	(0.12)	(0.13)	(0.14)
Net realized gains	—	—	—	—	—	(1.19)
Total distributions	(0.01)	(0.11)	(0.06)	(0.12)	(0.13)	(1.33)

Net asset value, end of period	$15.46	$14.16	$12.50	$12.64	$10.55	$7.92
Total return[4]	9.25%	14.20%	(0.61)%	20.96%[5]	34.84%	(37.85)%

Net assets, end of period (000s)	$17,306	$16,329	$15,640	$14,142	$12,733	$11,147

Ratios to average net assets:
Gross expenses[6]	1.25%[7]	1.24%	1.25%	1.27%	1.18%	1.15%
Net expenses[6,8,9]	1.25 [7]	1.24	1.25	1.27	1.18	1.15
Net investment income (loss)	(0.81) [7]	0.47	0.49 [3]	0.45 [3]	1.18 [3]	1.08 [3]

Portfolio turnover rate	3%	11%	36%	14%	15%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 20.20%. Class C received $69,830 related to the regulatory matter.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	23

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012	2011		2010		2009[3]

Net asset value, beginning of period	$14.77	$13.03	$13.16	$10.99		$8.26		$8.82

Income (loss) from operations:
Net investment income	0.01	0.23	0.15 [4]	0.22	[4]	0.28	[4]	0.09	[4]
Net realized and unrealized gain (loss)	1.43	1.74	(0.12)	2.14		2.69		(0.47)
Total income (loss) from operations	1.44	1.97	0.03	2.36		2.97		(0.38)

Less distributions from:
Net investment income	(0.02)	(0.23)	(0.16)	(0.19)		(0.24)		(0.18)
Total distributions	(0.02)	(0.23)	(0.16)	(0.19)		(0.24)		(0.18)

Net asset value, end of period	$16.19	$14.77	$13.03	$13.16		$10.99		$8.26
Total return[5]	9.77%	15.23%	0.30%	21.51%[6]		35.87%		(4.37)%

Net assets, end of period (000s)	$830	$503	$354	$213		$8		$1

Ratios to average net assets:
Gross expenses[7]	0.26%[8]	0.28%	0.38%	0.32%		0.80%		5.84%[8]
Net expenses[7,9,10]	0.26 [8]	0.28	0.38	0.27	[11]	0.25	[11]	0.53	[8,11]
Net investment income	0.18 [8]	1.64	1.16 [4]	1.82	[4]	2.69	[4]	8.99	[4,8]

Portfolio turnover rate	3%	11%	36%	14%		15%		41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period December 16, 2008 (inception date) to January 31, 2009.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 21.33%.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.39	$12.87	$12.90	$11.02	$8.35	$12.96

Income (loss) from operations:
Net investment income	0.02	0.18	0.18 [3]	0.19 [3]	0.26 [3]	0.27	[3]
Net realized and unrealized gain (loss)	1.12	1.56	(0.02)	1.90	2.67	(4.59)
Total income (loss) from operations	1.14	1.74	0.16	2.09	2.93	(4.32)

Less distributions from:
Net investment income	(0.03)	(0.22)	(0.19)	(0.21)	(0.26)	(0.29)
Total distributions	(0.03)	(0.22)	(0.19)	(0.21)	(0.26)	(0.29)

Net asset value, end of period	$15.50	$14.39	$12.87	$12.90	$11.02	$8.35
Total return[4]	7.90%	13.60%	1.27%	19.00%[5]	35.13%	(33.50)%

Net assets, end of period (000s)	$411,062	$390,747	$376,974	$393,408	$350,121	$270,592

Ratios to average net assets:
Gross expenses[6]	0.55%[7]	0.60%	0.57%	0.63%	0.70%	0.64%
Net expenses[6,8,9]	0.55 [7]	0.60	0.57	0.63	0.70	0.64	[10]
Net investment income	0.28 [7]	1.35	1.43 [3]	1.59 [3]	2.61 [3]	2.43	[3]

Portfolio turnover rate	4%	12%	32%	17%	17%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 18.82%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	25

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2013[2]	2013	2012	2011		2010		2009

Net asset value, beginning of period	$14.64	$13.08	$13.10	$11.19		$8.46		$13.12

Income (loss) from operations:
Net investment income (loss)	(0.05)	0.05	0.06 [3]	0.08	[3]	0.18	[3]	0.18	[3]
Net realized and unrealized gain (loss)	1.13	1.59	(0.01)	1.91		2.71		(4.63)
Proceeds from settlement of a regulatory matter	—	—	—	0.05		—		—
Total income (loss) from operations	1.08	1.64	0.05	2.04		2.89		(4.45)

Less distributions from:
Net investment income	(0.01)	(0.08)	(0.07)	(0.13)		(0.16)		(0.21)
Total distributions	(0.01)	(0.08)	(0.07)	(0.13)		(0.16)		(0.21)

Net asset value, end of period	$15.71	$14.64	$13.08	$13.10		$11.19		$8.46
Total return[4]	7.39%	12.58%	0.40%	18.29%[5]		34.17%		(34.06)%

Net assets, end of period (000s)	$42,072	$45,205	$53,585	$69,294		$68,651		$59,592

Ratios to average net assets:
Gross expenses[6]	1.49%[7]	1.52%	1.46%	1.49%		1.58%		1.47%
Net expenses[6,8,9]	1.49 [7]	1.52	1.46	1.48	[10]	1.52	[10]	1.46	[10]
Net investment income (loss)	(0.66) [7]	0.35	0.47 [3]	0.71	[3]	1.75	[3]	1.54	[3]

Portfolio turnover rate	4%	12%	32%	17%		17%		31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 17.66%. Class B received $266,096 related to the regulatory matter.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.62	$13.08	$13.10	$11.19	$8.47	$13.12

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.10	0.10 [3]	0.12 [3]	0.21 [3]	0.22 [3]
Net realized and unrealized gain (loss)	1.13	1.58	(0.02)	1.91	2.72	(4.63)
Proceeds from settlement of a regulatory matter	—	—	—	0.05	—	—
Total income (loss) from operations	1.10	1.68	0.08	2.08	2.93	(4.41)

Less distributions from:
Net investment income	(0.02)	(0.14)	(0.10)	(0.17)	(0.21)	(0.24)
Total distributions	(0.02)	(0.14)	(0.10)	(0.17)	(0.21)	(0.24)

Net asset value, end of period	$15.70	$14.62	$13.08	$13.10	$11.19	$8.47
Total return[4]	7.51%	12.90%	0.65%	18.67%[5]	34.55%	(33.76)%

Net assets, end of period (000s)	$20,219	$18,371	$16,657	$18,060	$17,028	$15,232

Ratios to average net assets:
Gross expenses[6]	1.23%[7]	1.22%	1.25%	1.24%	1.17%	1.11%
Net expenses[6,8,9]	1.23 [7]	1.22	1.25	1.24	1.17	1.11
Net investment income (loss)	(0.40) [7]	0.74	0.76 [3]	0.97 [3]	2.08 [3]	1.88 [3]

Portfolio turnover rate	4%	12%	32%	17%	17%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 18.03%. Class C received $75,228 related to the regulatory matter.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	27

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012	2011		2010		2009

Net asset value, beginning of period	$14.31	$12.80	$12.85	$11.00		$8.33		$12.94

Income (loss) from operations:
Net investment income	0.03	0.23	0.23 [3]	0.26	[3]	0.29	[3]	0.29	[3]
Net realized and unrealized gain (loss)	1.11	1.54	(0.04)	1.84		2.67		(4.60)
Total income (loss) from operations	1.14	1.77	0.19	2.10		2.96		(4.31)

Less distributions from:
Net investment income	(0.03)	(0.26)	(0.24)	(0.25)		(0.29)		(0.30)
Total distributions	(0.03)	(0.26)	(0.24)	(0.25)		(0.29)		(0.30)

Net asset value, end of period	$15.42	$14.31	$12.80	$12.85		$11.00		$8.33
Total return[4]	7.94%	13.91%	1.56%	19.19%[5]		35.58%		(33.47)%

Net assets, end of period (000s)	$974	$874	$502	$204		$43		$25

Ratios to average net assets:
Gross expenses[6]	0.35%[7]	0.36%	0.34%	0.31%		0.48%		0.93%
Net expenses[6,8,9]	0.35 [7]	0.35 [10]	0.34	0.31	[10]	0.44	[10]	0.55	[10]
Net investment income	0.47 [7]	1.71	1.84 [3]	2.18	[3]	2.92	[3]	2.63	[3]

Portfolio turnover rate	4%	12%	32%	17%		17%		31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 19.01%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011	2010		2009

Net asset value, beginning of period	$13.23	$12.06	$11.97	$10.55	$8.20		$12.10

Income (loss) from operations:
Net investment income	0.06	0.23	0.23 [3]	0.28 [3]	0.38	[3]	0.37 [3]
Net realized and unrealized gain (loss)	0.62	1.16	0.09	1.45	2.38		(3.57)
Total income (loss) from operations	0.68	1.39	0.32	1.73	2.76		(3.20)

Less distributions from:
Net investment income	(0.10)	(0.22)	(0.23)	(0.31)	(0.41)		(0.34)
Net realized gains	—	—	—	—	—		(0.36)
Total distributions	(0.10)	(0.22)	(0.23)	(0.31)	(0.41)		(0.70)

Net asset value, end of period	$13.81	$13.23	$12.06	$11.97	$10.55		$8.20
Total return[4]	5.17%	11.58%	2.76%	16.59%	34.37%		(27.69)%

Net assets, end of period (000s)	$253,625	$245,746	$238,181	$249,807	$222,590		$172,244

Ratios to average net assets:
Gross expenses[5]	0.52%[6]	0.55%	0.53%	0.54%	0.60%		0.56%
Net expenses[5,7,8]	0.52 [6]	0.55	0.53	0.54	0.59	[9]	0.56
Net investment income	0.93 [6]	1.81	1.97 [3]	2.49 [3]	3.96	[3]	3.57 [3]

Portfolio turnover rate	5%	13%	31%	21%	22%		32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	29

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2013[2]		2013	2012	2011	2010		2009

Net asset value, beginning of period	$13.62		$12.40	$12.30	$10.84	$8.41		$12.40

Income (loss) from operations:
Net investment income	(0.00)	[3]	0.11	0.12 [4]	0.18 [4]	0.29	[4]	0.29 [4]
Net realized and unrealized gain (loss)	0.63		1.20	0.10	1.49	2.46		(3.67)
Proceeds from settlement of a regulatory matter	—		—	—	0.02	—		—
Total income (loss) from operations	0.63		1.31	0.22	1.69	2.75		(3.38)

Less distributions from:
Net investment income	(0.04)		(0.09)	(0.12)	(0.23)	(0.32)		(0.25)
Net realized gains	—		—	—	—	—		(0.36)
Total distributions	(0.04)		(0.09)	(0.12)	(0.23)	(0.32)		(0.61)

Net asset value, end of period	$14.21		$13.62	$12.40	$12.30	$10.84		$8.41
Total return[5]	4.66%		10.63%	1.82%	15.72%[6]	33.27%		(28.35)%

Net assets, end of period (000s)	$23,568		$25,957	$31,325	$40,926	$41,369		$36,012

Ratios to average net assets:
Gross expenses[7]	1.47%[8]		1.48%	1.44%	1.43%	1.50%		1.40%
Net expenses[7,9,10]	1.47	[8]	1.48	1.44	1.43	1.48	[11]	1.40
Net investment income (loss)	(0.01)	[8]	0.83	1.00 [4]	1.57 [4]	3.03	[4]	2.67 [4]

Portfolio turnover rate	5%		13%	31%	21%	22%		32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Amount represents less than $0.01 per share.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects payments received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.54%. Class B received $85,925 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$13.65	$12.43	$12.33	$10.87	$8.44	$12.43

Income (loss) from operations:
Net investment income	0.01	0.15	0.15 [3]	0.20 [3]	0.32 [3]	0.31 [3]
Net realized and unrealized gain (loss)	0.64	1.20	0.09	1.48	2.46	(3.67)
Proceeds from settlement of a regulatory matter	—	—	—	0.05	—	—
Total income (loss) from operations	0.65	1.35	0.24	1.73	2.78	(3.36)

Less distributions from:
Net investment income	(0.05)	(0.13)	(0.14)	(0.27)	(0.35)	(0.27)
Net realized gains	—	—	—	—	—	(0.36)
Total distributions	(0.05)	(0.13)	(0.14)	(0.27)	(0.35)	(0.63)

Net asset value, end of period	$14.25	$13.65	$12.43	$12.33	$10.87	$8.44
Total return[4]	4.79%	10.87%	2.01%	16.13%[5]	33.54%	(28.09)%

Net assets, end of period (000s)	$14,230	$14,017	$12,624	$13,194	$13,701	$12,103

Ratios to average net assets:
Gross expenses[6]	1.25%[7]	1.26%	1.26%	1.27%	1.20%	1.14%
Net expenses[6,8,9]	1.25 [7]	1.26	1.26	1.27	1.20	1.14
Net investment income	0.20 [7]	1.14	1.26 [3]	1.73 [3]	3.30 [3]	2.84 [3]

Portfolio turnover rate	5%	13%	31%	21%	22%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.66%. Class C received $54,973 related to this distribution.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	31

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011		2010	2009

Net asset value, beginning of period	$12.53	$11.72	$11.61	$10.60		$8.40	$11.44

Income (loss) from operations:
Net investment income	0.10	0.29	0.30 [3]	0.41	[3]	0.52 [3]	0.47	[3]
Net realized and unrealized gain (loss)	0.17	0.81	0.11	0.97		2.20	(3.01)
Total income (loss) from operations	0.27	1.10	0.41	1.38		2.72	(2.54)

Less distributions from:
Net investment income	(0.11)	(0.29)	(0.30)	(0.37)		(0.52)	(0.50)
Total distributions	(0.11)	(0.29)	(0.30)	(0.37)		(0.52)	(0.50)

Net asset value, end of period	$12.69	$12.53	$11.72	$11.61		$10.60	$8.40
Total return[4]	2.17%	9.47%	3.63%	13.22%		32.98%	(22.69)%

Net assets, end of period (000s)	$129,694	$130,226	$126,014	$126,222		$80,223	$63,539

Ratios to average net assets:
Gross expenses[5]	0.55%[6]	0.54%	0.56%	0.57%[7]		0.63%	0.62%
Net expenses[5,8,9]	0.55 [6]	0.54	0.56	0.57	[7]	0.63	0.62	[10]
Net investment income	1.61 [6]	2.37	2.57 [3]	3.66	[3]	5.41 [3]	4.63	[3]

Portfolio turnover rate	5%	16%	33%	32%		26%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and next expense ratios would both have been 0.55%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2013[2]	2013	2012		2011		2010		2009

Net asset value, beginning of period	$12.76	$11.93	$11.82		$10.78		$8.54		$11.62

Income (loss) from operations:
Net investment income	0.06	0.20	0.22	[3]	0.34	[3]	0.46	[3]	0.42	[3]
Net realized and unrealized gain (loss)	0.17	0.83	0.12		1.00		2.23		(3.06)
Proceeds from settlement of a regulatory matter	—	—	—		0.01		—		—
Total income (loss) from operations	0.23	1.03	0.34		1.35		2.69		(2.64)

Less distributions from:
Net investment income	(0.06)	(0.20)	(0.23)		(0.31)		(0.45)		(0.44)
Total distributions	(0.06)	(0.20)	(0.23)		(0.31)		(0.45)		(0.44)

Net asset value, end of period	$12.93	$12.76	$11.93		$11.82		$10.78		$8.54
Total return[4]	1.84%	8.68%	2.89%		12.69%[5]		32.09%		(23.11)%

Net assets, end of period (000s)	$9,966	$11,756	$14,589		$18,075		$13,528		$11,881

Ratios to average net assets:
Gross expenses[6]	1.25%[7]	1.21%	1.24%		1.21%[8]		1.28%		1.16%
Net expenses[6,9,10]	1.25 [7]	1.21	1.23	[11]	1.21	[8]	1.27	[11]	1.16	[11]
Net investment income	0.90 [7]	1.65	1.87	[3]	2.99	[3]	4.73	[3]	4.03	[3]

Portfolio turnover rate	5%	16%	33%		32%		26%		37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.59%. Class B received $15,834 related to this distribution.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.19%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	33

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013[3]

Net asset value, beginning of period	$12.50	$12.02

Income from operations:
Net investment income	0.05	0.16
Net realized and unrealized gain	0.18	0.48
Total income from operations	0.23	0.64

Less distributions from:
Net investment income	(0.08)	(0.16)
Total distributions	(0.08)	(0.16)

Net asset value, end of period	$12.65	$12.50
Total return[4]	1.86%	5.38%

Net assets, end of period (000s)	$1,114	$295

Ratios to average net assets:
Gross expenses[5,6]	1.30%	1.22%
Net expenses[5,6,7,8]	1.30	1.22
Net investment income [6]	0.88	2.69

Portfolio turnover rate	5%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 1, 2012 (inception date) to January 31, 2013.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

34	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1♦ Shares[1]	2013[2]	2013	2012	2011		2010		2009

Net asset value, beginning of period	$12.74	$11.92	$11.80	$10.76		$8.52		$11.60

Income (loss) from operations:
Net investment income	0.07	0.22	0.24 [3]	0.34	[3]	0.48	[3]	0.43 [3]
Net realized and unrealized gain (loss)	0.17	0.82	0.12	1.00		2.23		(3.05)
Proceeds from settlement of a regulatory matter	—	—	—	0.04		—		—
Total income (loss) from operations	0.24	1.04	0.36	1.38		2.71		(2.62)

Less distributions from:
Net investment income	(0.07)	(0.22)	(0.24)	(0.34)		(0.47)		(0.46)
Total distributions	(0.07)	(0.22)	(0.24)	(0.34)		(0.47)		(0.46)

Net asset value, end of period	$12.91	$12.74	$11.92	$11.80		$10.76		$8.52
Total return[4]	1.91%	8.79%	3.08%	13.05%[5]		32.37%		(22.99)%

Net assets, end of period (000s)	$4,752	$5,052	$5,299	$5,416		$3,585		$2,842

Ratios to average net assets:
Gross expenses[6]	1.12%[7]	1.10%	1.11%	1.17%[8]		1.16%		0.97%
Net expenses[6,9,10]	1.12 [7]	1.10	1.11	1.17	[8,11]	1.15	[11]	0.97
Net investment income	1.04 [7]	1.79	2.02 [3]	3.02	[3]	4.92	[3]	4.11 [3]

Portfolio turnover rate	5%	16%	33%	32%		26%		37%

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.66%. Class C received $13,122 related to this distribution.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.15%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	35

Financial highlights (cont’d)

Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013[3]

Net asset value, beginning of period	$12.52	$12.01

Income from operations:
Net investment income	0.11	0.31
Net realized and unrealized gain	0.18	0.52
Total income from operations	0.29	0.83

Less distributions from:
Net investment income	(0.12)	(0.32)
Total distributions	(0.12)	(0.32)

Net asset value, end of period	$12.69	$12.52
Total return[4]	2.32%	7.04%

Net assets, end of period (000s)	$151	$148

Ratios to average net assets:
Gross expenses[5,6]	0.37%	0.34%
Net expenses[5,6,7,8]	0.37	0.33 [9]
Net investment income[6]	1.79	2.87

Portfolio turnover rate	5%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period March 15, 2012 (inception date) to January 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Legg Mason Lifestyle Series 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”), and Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights of the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Allocation 85%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$704,156,556	—	—	$704,156,556
Short-term investments†	—	$1,536,000	—	1,536,000
Total investments	$704,156,556	$1,536,000	—	$705,692,556

†	See Schedules of Investments for additional detailed categorizations.

Allocation 70%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$473,959,269	—	—	$473,959,269
Short-term investments†	—	$1,107,000	—	1,107,000
Total investments	$473,959,269	$1,107,000	—	$475,066,269

†	See Schedules of Investments for additional detailed categorizations.

Allocation 50%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$290,835,891	—	—	$290,835,891
Short-term investments†	—	$623,000	—	623,000
Total investments	$290,835,891	$623,000	—	$291,458,891

†	See Schedules of Investments for additional detailed categorizations.

Allocation 30%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$145,629,227	—	—	$145,629,227
Short-term investments†	—	$246,000	—	246,000
Total investments	$145,629,227	$246,000	—	$145,875,227

†	See Schedules of Investments for additional detailed categorizations.

38	Legg Mason Lifestyle Series 2013 Semi-Annual Report

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of cash and short-term instruments, which is provided by Western Asset.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.40% to 1.00% of the average daily net assets of the Underlying Funds.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B and Class C shares will not exceed 0.80%, 1.55% and 1.55%, respectively. Additionally, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 85% and Allocation 70% Funds’ Class I shares will not exceed 0.55%. Also, the ratio of expenses other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 30% Fund’s Class A, Class B, Class C, Class C1 and Class I shares will not exceed 0.80%, 1.30%, 1.55%, 1.25% and 0.55%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30%, there is a maximum initial sales charge of 4.25% for Class A shares. Allocation 85%, Allocation 70%, and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Allocation 30% has a CDSC of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares and Class C1 shares (formerly Class C) of Allocation 30% have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012.) This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

On August 1, 2012, for Allocation 30%, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plans authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares continue to be available for dividend reinvestment and incoming exchanges.

For the six months ended July 31, 2013, sale charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C	Class C1
Allcoation 85%	$136,386	$185	$39,984	$280	—
Allcoation 70%	89,366	6	21,367	460	—
Allcoation 50%	73,048	42	14,711	1,962	—
Allcoation 30%	15,093	107	3,896	44	$132

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 85%	$17,989,246	$41,169,393
Allocation 70%	17,140,873	32,456,633
Allocation 50%	13,702,135	21,527,652
Allocation 30%	7,135,001	11,113,776

40	Legg Mason Lifestyle Series 2013 Semi-Annual Report

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Allocation 85%	$205,106,099	—	$205,106,099
Allocation 70%	129,963,743	—	129,963,743
Allocation 50%	65,889,022	—	65,889,022
Allocation 30%	25,846,517	—	25,846,517

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2013, the Fund did not invest in any derivative instruments.

5. Class specific expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B and Class C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Allocation 30% pays a distribution fee with respect to its Class B, Class C and Class C1 shares calculated at the annual rate of 0.50%, 0.75% and 0.45%, respectively, of the average daily net assets of each class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 85%
Class A	$728,964	$931,071
Class B	381,162	178,565
Class C	83,004	16,647
Class I	—	670
Total	$1,193,130	$1,126,953

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 70%
Class A	$496,828	$484,627
Class B	215,553	92,942
Class C	94,469	16,261
Class I	—	1,335
Total	$806,850	$595,165

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 50%
Class A	$310,844	$240,896
Class B	122,593	47,691
Class C	68,814	11,988
Total	$502,251	$300,575

Legg Mason Lifestyle Series 2013 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Allocation 30%
Class A	$161,897	$103,020
Class B	40,469	19,863
Class C	3,418	530
Class C1	17,148	6,934
Class I	—	176
Total	$222,932	$130,523

6. Distributions to shareholders by class

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Allocation 85%
Net Investment Income:
Class A	$624,682	$6,639,073
Class B	13,949	356,574
Class C	10,340	123,075
Class I	1,096	7,404
Total	$650,067	$7,126,126

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Allocation 70%
Net Investment Income:
Class A	$694,291	$5,950,323
Class B	31,773	261,558
Class C	22,452	170,917
Class I	1,520	15,578
Total	$750,036	$6,398,376

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Allocation 50%
Net Investment Income:
Class A	$1,869,468	$4,076,584
Class B	79,566	190,398
Class C	51,143	126,290
Total	$2,000,177	$4,393,272

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Allocation 30%
Net Investment Income:
Class A	$1,131,964	$3,023,576
Class B	53,890	197,913
Class C	4,278	2,946	[1]
Class C1♦	27,457	92,858
Class I	1,409	2,879	[2]
Total	$1,218,998	$3,320,172

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[1]	For the period August 1, 2012 (inception date) to January 31, 2013.

[2]	For the period March 15, 2012 (inception date) to January 31, 2013.

42	Legg Mason Lifestyle Series 2013 Semi-Annual Report

7. Shares of beneficial interest

At July 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount

Allocation 85%
Class A
Shares sold	1,736,888	$26,770,497	3,754,559	$51,412,313
Shares issued on reinvestment	39,350	622,913	475,053	6,619,892
Shares repurchased	(2,589,522)	(39,943,787)	(6,711,049)	(91,998,472)
Net decrease	(813,284)	$(12,550,377)	(2,481,437)	$(33,966,267)

Class B
Shares sold	6,294	$91,915	17,777	$231,866
Shares issued on reinvestment	932	13,917	27,098	355,703
Shares repurchased	(611,240)	(8,923,812)	(1,487,219)	(19,215,618)
Net decrease	(604,014)	$(8,817,980)	(1,442,344)	$(18,628,049)

Class C
Shares sold	50,810	$749,586	61,964	$815,875
Shares issued on reinvestment	664	10,041	8,910	118,625
Shares repurchased	(84,827)	(1,251,325)	(168,761)	(2,196,932)
Net decrease	(33,353)	$(491,698)	(97,887)	$(1,262,432)

Class I
Shares sold	23,838	$374,000	12,884	$177,438
Shares issued on reinvestment	69	1,096	532	7,404
Shares repurchased	(6,692)	(103,287)	(6,563)	(88,381)
Net increase	17,215	$271,809	6,853	$96,461

Allocation 70%
Class A
Shares sold	1,251,122	$18,680,489	2,503,314	$33,796,286
Shares issued on reinvestment	45,461	691,923	435,237	5,932,462
Shares repurchased	(1,925,837)	(28,741,881)	(5,070,255)	(68,556,947)
Net decrease	(629,254)	$(9,369,469)	(2,131,704)	$(28,828,199)

Class B
Shares sold	13,496	$205,540	25,402	$347,896
Shares issued on reinvestment	2,052	31,698	18,997	260,969
Shares repurchased	(425,088)	(6,433,724)	(1,051,991)	(14,342,925)
Net decrease	(409,540)	$(6,196,486)	(1,007,592)	$(13,734,060)

Class C
Shares sold	105,794	$1,609,488	176,852	$2,418,113
Shares issued on reinvestment	1,416	21,849	12,039	166,394
Shares repurchased	(76,010)	(1,145,812)	(205,482)	(2,770,455)
Net increase (decrease)	31,200	$485,525	(16,591)	$(185,948)

Class I
Shares sold	13,970	$206,742	39,185	$522,637
Shares issued on reinvestment	100	1,520	1,148	15,578
Shares repurchased	(11,948)	(179,587)	(18,514)	(247,929)
Net increase	2,122	$28,675	21,819	$290,286

Legg Mason Lifestyle Series 2013 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares		Amount

Allocation 50%
Class A
Shares sold	1,282,514	$17,349,645	2,538,851		$31,880,073
Shares issued on reinvestment	138,382	1,857,363	320,908		4,052,064
Shares repurchased	(1,635,982)	(22,159,101)	(4,038,801)		(50,744,289)
Net decrease	(215,086)	$(2,952,093)	(1,179,042)		$(14,812,152)

Class B
Shares sold	35,988	$501,481	51,173		$665,656
Shares issued on reinvestment	5,713	79,182	14,505		189,415
Shares repurchased	(289,682)	(4,037,682)	(685,073)		(8,845,847)
Net decrease	(247,981)	$(3,457,019)	(619,395)		$(7,990,776)

Class C
Shares sold	128,432	$1,799,415	158,343		$2,048,305
Shares issued on reinvestment	3,614	50,167	9,493		124,171
Shares repurchased	(160,636)	(2,245,314)	(156,147)		(2,009,102)
Net increase (decrease)	(28,590)	$(395,732)	11,689		$163,374

Allocation 30%
Class A
Shares sold	738,391	$9,370,360	1,827,665		$22,136,621
Shares issued on reinvestment	90,126	1,130,060	248,958		3,018,332
Shares repurchased	(1,008,337)	(12,783,862)	(2,428,703)		(29,409,426)
Net decrease	(179,820)	$(2,283,442)	(352,080)		$(4,254,473)

Class B
Shares sold	17,873	$229,600	67,383		$830,303
Shares issued on reinvestment	4,152	53,146	15,810		195,470
Shares repurchased	(172,854)	(2,235,403)	(384,674)		(4,728,565)
Net decrease	(150,829)	$(1,952,657)	(301,481)		$(3,702,792)

Class C
Shares sold	65,957	$830,618	25,185	[1]	$308,771	[1]
Shares issued on reinvestment	322	4,023	209	[1]	2,555	[1]
Shares repurchased	(1,823)	(23,087)	(1,784)	[1]	(22,034)	[1]
Net increase	64,456	$811,554	23,610	[1]	$289,292	[1]

Class C1
Shares sold	600	$7,699	56,040	♦	$680,725	♦
Shares issued on reinvestment	1,985	25,351	6,980	♦	86,095	♦
Shares repurchased	(31,144)	(402,570)	(111,015)	♦	(1,363,534)	♦
Net decrease	(28,559)	$(369,520)	(47,995)	♦	$(596,714)	♦

Class I
Shares sold	—	—	11,941	[2]	$143,129	[2]
Shares issued on reinvestment	113	$1,409	236	[2]	2,879	[2]
Shares repurchased	(47)	(588)	(317)	[2]	(3,860)	[2]
Net increase	66	$821	11,860	[2]	$142,148	[2]

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[1]	For the period August 1, 2012 (inception date) to January 31, 2013.

[2]	For the period March 15, 2012 (inception date) to January 31, 2013.

44	Legg Mason Lifestyle Series 2013 Semi-Annual Report

8. Capital loss carryforward

As of January 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Allocation 85%	Allocation 70%		Allocation 50%	Allocation 30%
No Expiration	—	$(13,190,061)	*	—	—
1/31/2014	—	(5,972,151)		—	$(2,019,831)
1/31/2015	—	—		—	(2,356,048)
1/31/2016	—	—		—	(1,485,293)
1/31/2017	—	(4,200,689)		$(2,216,336)	(839,335)
1/31/2018	$(7,273,349)	(13,201,741)		(13,178,522)	(4,454,972)
1/31/2019	(6,625,825)	(7,063,803)		(2,955,348)	(1,044,463)
	$(13,899,174)	$(43,628,445)		$(18,350,206)	$(12,199,942)

These amounts will be available to offset any future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Recent accounting pronouncement

The Funds have adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Legg Mason Lifestyle Series 2013 Semi-Annual Report	45

Legg Mason

Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Kenneth D. Fuller* President

Frank G. Hubbard

Howard J. Johnson* Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc .

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Mr. Johnson became Chairman and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Legg Mason Lifestyle Series

Legg Mason Lifestyle Allocation 85%

Legg Mason Lifestyle Allocation 70%

Legg Mason Lifestyle Allocation 50%

Legg Mason Lifestyle Allocation 30%

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Lifestyle Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Lifestyle Series. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/13 SR13-2012

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Equity Trust

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Equity Trust

Date:	September 25, 2013

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Equity Trust

Date:	September 25, 2013